SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) APRIL 28, 1998 PROSPECTUS
The following information updates the similar information on the cover of the prospectus:
                                        TRADING
                                        SYMBOL
MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO  FSMEX

AMERICAN GOLD PORTFOLIO HAS CHANGED ITS NAME TO "GOLD PORTFOLIO." References in the prospectus to "American Gold Portfolio" are each hereby replaced by "Gold Portfolio" and references to "American Gold" are each hereby replaced by "Gold."
The following information replaces the similar information found under the heading "The Funds at a Glance" found on page P-3:
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Fidelity Investments Money Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for the money market fund. Foreign affiliates of FMR may help choose investments for the stock funds.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" found on page P-38:
The funds are managed by FMR, which handles their business affairs and chooses the stock funds' investments. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, assist FMR with foreign investments for the stock funds. FIMM, located in Merrimack, New Hampshire has primary responsibility for providing investment management services for the money market fund.
Matthew Grech is manager of Electronics, which he has managed since June 1998. Mr. Grech joined Fidelity as an equity analyst, after receiving his MBA from the University of Chicago in 1996. Previously, he was a mutual fund accountant for Franklin/Templeton, in California, from 1993 to 1994.
Andrew Kaplan is manager of Developing Communications    and
Technology    , which he has managed since April 1998 and July 1998.
Previously, he managed another Fidelity fund. Mr. Kaplan joined Fidelity as an analyst in 1995. Previously, he was an analyst with T. Rowe Price in 1994, and an associate director of consulting for Edward
S. Gordon Company, in New York City, from 1988 through 1993.
Rajiv Kaul is manager of Biotechnology, which he has managed since June 1998. Since joining Fidelity in 1996, Mr. Kaul has worked as a research associate and equity analyst. He received a bachelor of arts degree in government from Harvard University in 1995.
Nick Thakore is manager of Telecommunications, which he has managed since July 1996. He also manages other Fidelity funds. Mr. Thakore joined Fidelity in 1993 as an analyst, after receiving his MBA from The Wharton School at the University of Pennsylvania.
Jonathan Zang is manager of Utilities Growth, which he has managed since July 1998. Mr. Zang joined Fidelity in 1997 as an equity analyst, after receiving his MBA from the University of Chicago. Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.
The following information replaces the similar information found under the heading "Investment Principles and Risks" beginning on page P-40:
Each stock fund seeks capital appreciation by concentrating its investments in the securities of companies in a particular industry or group of industries. Under normal conditions, each stock fund (except Natural Resources, Precious Metals and Minerals, and Gold) will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named industry or group of industries. Natural Resources normally invests at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, precious metals, and instruments whose value is linked to the price of precious metals. Under normal conditions, Precious Metals and Minerals will invest at least 80% of its assets in (i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. For this purpose, Precious Metals and Minerals treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals. Normally, at least 80% of Gold's assets will be invested in securities of companies engaged in gold-related activities, and in gold bullion or coins. For this purpose, Gold treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins. The stock funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
A company is considered to be "principally engaged" in a designated business activity if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the business activity; or
(ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be "principally engaged" in the business activities identified for those funds. It is important to note that in many cases, the focus of one stock fund differs only slightly from another, so they may invest in many of the same securities.
GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. In addition to investments in those companies, the fund's focus includes investments in gold bullion or coins and securities indexed to the price of gold as well as, to a lesser degree, other precious metals in the form of bullion, coins, and securities indexed to the price of precious metals. The fund may also invest in companies that manufacture and distribute precious metals and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold-related activities.
The following information replaces the similar information found under the heading "Securities and Investment Practices" beginning on page P-48:
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, each of Financial Services, Home Finance, and Regional Banks may not purchase more than 10% of the outstanding voting securities of a single issuer. Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Each of Brokerage and Investment Management and Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: The stock funds (except Financial Services, Home Finance, and Regional Banks) are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each stock fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each of Financial Services, Home Finance, and Regional Banks, with respect to 75% of its total assets, may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
The money market fund may not invest more than 5% of its total assets in any one issuer, except that it may invest up to 25% of its total assets in the highest-quality securities of a single issuer for up to three business days. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
With the exception of Business Services and Outsourcing, Cyclical Industries, Gold, Medical Equipment and Systems, Natural Resources, and Precious Metals and Minerals, each stock fund normally invests at least 80%, and in no event less than 25%, of its assets in securities of companies principally engaged in the business activities identified for that fund. Natural Resources normally invests at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, precious metals, and instruments whose value is linked to the price of precious metals. Under normal conditions, Precious Metals and Minerals will invest at least 80% of its assets in (i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. For this purpose, Precious Metals and Minerals treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals. Normally, at least 80% of Gold's assets will be invested in securities of companies engaged in gold-related activities, and in gold bullion or coins. For this purpose, Gold treats invests in instruments whose value is linked to the price of gold as investments in gold bullion or coins. Each of Gold and Precious Metals and Minerals invests at least 25% of its assets in securities of companies principally engaged in the business activities identified for the fund. Each of Business Services and Outsourcing, Cyclical Industries, and Medical Equipment and Systems normally invests at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund. Each of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources invests at least 25% of its total assets in securities of companies principally engaged in the business activities identified for the fund. At all times, 80% or more of the money market fund's assets will be invested in money market instruments.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" beginning on page P-50:
1.FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies. GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments. The fund will invest more than 25% of its total assets in the financial services industry. The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
EACH STOCK FUND seeks capital appreciation.
With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources, each stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for Gold and Precious Metals and Minerals, in certain precious metals. Each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) invests at least 25% of its assets in securities of companies principally engaged in the business activities identified for that fund. Each of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources invests at least 25% of its total assets in securities of companies principally engaged in the business activities identified for the fund.
For each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.
When FMR considers it appropriate for defensive purposes, each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.
EACH STOCK FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, for each fund, may not exceed 33% of total assets.
The following information replaces the similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page P-53:
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East on behalf of each stock fund. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.